Financial instruments and risk management (Details 11) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Notional	R$ 3,385,000
Fair value	529,829
Object	R$ 98,432
Cash Flow Hedges Derivative Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 1st issue - 3rd series - IPCA + 5.50% p.a.
Maturity	2nd Qtr. 2026
Assets	IPCA + 5.50% p.a.
Liabilities	CDI + 0.57% p.a.
Notional	R$ 200,000
Fair value	30,943
Object	R$ 8,710
Cash Flow Hedges Derivative Instruments 2 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 1st issue - 3rd series - IPCA + 5.50% p.a.
Maturity	2nd Qtr. 2026
Assets	IPCA + 5.50% p.a.
Liabilities	100% of CDI
Notional	R$ 200,000
Fair value	25,580
Object	R$ 10,238
Cash Flow Hedges Derivative Instruments 3 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 2nd issue - 1st series - IPCA + 5.30% p.a.
Maturity	3rd Qtr. 2027
Assets	IPCA + 5.30% p.a.
Liabilities	CDI + 2.20% p.a.
Notional	R$ 400,000
Fair value	63,003
Object	R$ (15,575)
Cash Flow Hedges Derivative Instruments 4 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 2nd issue - 2nd series - IPCA + 5.60% p.a.
Maturity	3rd Qtr. 2030
Assets	IPCA + 5.60% p.a.
Liabilities	CDI + 2.29% p.a.
Notional	R$ 595,000
Fair value	80,526
Object	R$ (89,632)
Cash Flow Hedges Derivative Instruments 5 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 3rd issue - single series - IPCA + 4.78% p.a.
Maturity	2nd Qtr. 2031
Assets	IPCA + 4.78% p.a.
Liabilities	CDI + 0,12% a.a.
Notional	R$ 1,000,000
Fair value	177,896
Object	R$ 54,509
Cash Flow Hedges Derivative Instruments 6 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 1st issue - 1ª series - IPCA + 6.83% p.a.
Maturity	3rd Qtr. 2032
Assets	IPCA + 6.83% p.a.
Liabilities	109,32% of CDI
Notional	R$ 990,000
Fair value	151,881
Object	R$ 130,182